Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Assets Measured

The following table sets forth, by level within the fair value hierarchy, the U.S. plans’ assets at fair value as of year end 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$.1	$.1	$–	$–
Fixed income securities
Treasury securities	94.9	94.9	–	–
Money market funds	18.0	–	18.0	–
Pooled funds — U.S. bonds	60.6	–	60.6	–
Agency securities	4.8	–	4.8	–
Corporate debt securities	20.4	–	20.4	–
Asset-backed securities	9.8	–	9.8	–
Government debt securities	3.2	–	3.2	–
Total fixed income securities	211.7	94.9	116.8	–
Equity securities
Equities — U.S. growth	33.7	33.7	–	–
Equities — U.S. value	80.8	80.8	–	–
Equities — international	16.7	16.7	–	–
Mutual fund — international	11.2	11.2	–	–
Pooled funds — U.S. equities	192.3	–	192.3	–
Pooled funds — international	13.8	–	13.8	–
Total equity securities	348.5	142.4	206.1	–
Total U.S. plan assets at fair value	$560.3	$237.4	$322.9	$–
Other payables(1)	(9.1)
Total U.S. plan assets	$551.2

(1)	Included accrued receivables and pending broker settlements at year end 2011.

The following table sets forth, by level within the fair value hierarchy, the international plans’ assets at fair value as of year end 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$11.7	$11.7	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds — European bonds	211.9	–	211.9	–
Pooled funds — Global bonds	8.4	–	8.4	–
Total fixed income securities	220.6	.3	220.3	–
Equity securities
Pooled funds — global	55.7	–	55.7	–
Pooled funds — European region	42.2	–	42.2	–
Pooled funds — Asia Pacific region	10.4	–	10.4	–
Pooled funds — U.S.	9.9	–	9.9	–
Pooled funds — emerging markets	14.7	–	14.7	–
Pooled funds — real estate investment trusts	20.5	–	20.5	–
Total equity securities	153.4	–	153.4	–
Other investments
Pooled funds — other	28.7	–	28.7	–
Insurance contracts	26.5	–	–	26.5
Total other investments	55.2	–	28.7	26.5
Total international plan assets at fair value	$440.9	$12.0	$402.4	$26.5
Other assets(1)	.4
Total international plan assets	$441.3

(1)	Included accrued receivables and pending broker settlements at year end 2011.

The following table sets forth, by level within the fair value hierarchy, the U.S. plans’ assets at fair value as of year end 2010:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$.2	$.2	$–	$–
Fixed income securities
Money market funds	56.3	–	56.3	–
Pooled funds — U.S. bonds	109.3	–	109.3	–
Total fixed income securities	165.6	–	165.6	–
Equity securities
Equities — U.S. growth	84.1	84.1	–	–
Equities — U.S. value	83.1	83.1	–	–
Equities — international	19.0	19.0	–	–
Mutual fund — international	12.7	12.7	–	–
Pooled funds — U.S. equities	140.4	–	140.4	–
Pooled funds — international	34.6	–	34.6	–
Total equity securities	373.9	198.9	175.0	–
Total U.S. plan assets at fair value	$539.7	$199.1	$340.6	$–
Other assets(1)	.3
Total U.S. plan assets	$540.0

(1)	Included accrued receivables and pending broker settlements at year end 2010.

The following table sets forth, by level within the fair value hierarchy, the international plans’ assets at fair value as of year end 2010:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$4.1	$4.1	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds — European bonds	179.4	–	179.4	–
Total fixed income securities	179.7	.3	179.4	–
Equity securities
Pooled funds — global	79.3	–	79.3	–
Pooled funds — European region	63.8	–	63.8	–
Pooled funds — Asia Pacific region	12.2	–	12.2	–
Pooled funds — U.S.	11.9	–	11.9	–
Pooled funds — emerging markets	9.3	–	9.3	–
Pooled funds — real estate investment trusts	21.7	–	21.7	–
Total equity securities	198.2	–	198.2	–
Other investments
Pooled funds — other	16.7	–	16.7	–
Insurance contracts	27.3	–	–	27.3
Total other investments	44.0	–	16.7	27.3
Total international plan assets at fair value	$426.0	$4.4	$394.3	$27.3
Other assets(1)	.6
Total international plan assets	$426.6

(1)	Included accrued receivables and pending broker settlements at year end 2010.

Weighted - average asset allocations for the defined benefit pension plans

	2011		2010

	U.S.	Int’l	U.S.	Int’l

Equity securities	64%	35%	70%	47%
Fixed income securities and cash	36	52	30	43
Insurance contracts and other investments	–	13	–	10
Total	100%	100%	100%	100%

Reconciliation of Level 3 assets

The following table presents a reconciliation of Level 3 assets held during the year ended December 31, 2011:

Level 3 assets

(In millions)	Insurance Contracts

Balance at January 1, 2011	$27.3
Net realized and unrealized gain	.7
Purchases	3.5
Settlements	(3.4)
Transfer to assets held for sale	(1.6)
Impact of changes in foreign currency exchange rates	–
Balance at December 31, 2011	$26.5

The following table presents a reconciliation of Level 3 assets held during the year ended January 1, 2011:

Level 3 assets

(In millions)	Insurance Contracts

Balance at January 2, 2010	$26.9
Net realized and unrealized gain	.8
Net purchases, sales and settlements	(.3)
Impact of changes in foreign currency exchange rates	(.1)
Balance at January 1, 2011	$27.3

One-percentage-point change in assumed health care cost trend rates

A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(In millions)	One-percentage- point increase	One-percentage- point decrease

Effect on total of service and interest cost components	$.02	$(.02)
Effect on postretirement benefit obligation	.5	(.4)

Plan Benefit Obligations

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$744.8	$504.7	$693.6	$465.8	$38.7	$37.0
Service cost	.3	11.6	23.8	9.8	1.3	1.5
Interest cost	40.2	26.8	40.1	24.5	1.7	1.9
Participant contribution	–	4.7	–	4.1	1.2	1.2
Amendments(1)	–	–	.8	.1	(34.1)	–
Actuarial loss	88.5	17.0	56.3	50.3	7.0	1.9
Plan transfer(2)	2.0	–	2.0	.3	–	–
Benefits paid	(40.0)	(21.2)	(37.8)	(19.5)	(3.4)	(4.8)
Pension curtailment	–	(2.8)	(34.0)	(.8)	–	–
Pension settlements(3)	–	(.5)	–	(8.2)	–	–
Foreign currency translation	–	(9.2)	–	(21.7)	–	–
Transfer of obligations to held for sale	–	(11.6)	–	–	–	–
Projected benefit obligation at end of year	$835.8	$519.5	$744.8	$504.7	$12.4	$38.7

Accumulated benefit obligation at end of year	$834.2	$487.0	$742.3	$474.9

(1)	Amendments to U.S. postretirement health benefits represented changes to premium subsidy and retiree eligibility.
(2)	Plan transfer for the U.S. represented a transfer from the Company’s savings plan.
(3)	Pension settlements in 2010 represented settlement events in Canada, Belgium, Korea, Taiwan, and France.

Plan Assets

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Change in plan assets:
Plan assets at beginning of year	$540.0	$426.6	$467.7	$402.1	$–	$–
Actual return on plan assets	.7	19.7	54.7	44.1	–	–
Plan transfer(1)	2.0	–	2.0	.1	–	–
Employer contribution	48.5	21.8	53.4	24.5	2.2	3.6
Participant contribution	–	4.7	–	4.1	1.2	1.2
Benefits paid	(40.0)	(21.2)	(37.8)	(19.5)	(3.4)	(4.8)
Pension settlements(2)	–	(.5)	–	(8.2)	–	–
Foreign currency translation	–	(8.2)	–	(20.6)	–	–
Transfer of assets to held for sale	–	(1.6)	–	–	–	–
Plan assets at end of year	$551.2	$441.3	$540.0	$426.6	$–	$–

(1)	Plan transfer for the U.S. represented a transfer from the Company’s savings plan.
(2)	Pension settlements in 2010 represented settlement events in Canada, Belgium, Korea, Taiwan, and France.

Funded Status

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Funded status of the plans:
Non-current assets	$–	$35.6	$–	$40.0	$–	$–
Current liabilities	(3.7)	(2.6)	(3.3)	(2.9)	(2.9)	(2.7)
Non-current liabilities	(280.9)	(111.2)	(201.5)	(115.2)	(9.5)	(36.0)
Plan assets less than benefit obligations	$(284.6)	$(78.2)	$(204.8)	$(78.1)	$(12.4)	$(38.7)

	Pension Benefits						U.S. Postretirement Health Benefits

	2011		2010		2009		2011	2010	2009
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Weighted-average assumptions used for determining year end obligations:
Discount rate	4.75%	4.80%	5.50%	5.24%	6.00%	5.72%	3.75%	5.25%	5.50%
Rate of increase in future compensation levels	–	2.79	–	2.95	3.59	2.99	–	–	–

Summary of accumulated other comprehensive income (loss)

The following table sets forth the pretax amounts recognized in “Accumulated other comprehensive loss” in the Consolidated Balance Sheets:

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Net actuarial loss (gain)	$480.2	$(.1)	$355.1	$(.7)	$31.0	$25.8
Prior service cost (credit)	1.8	3.3	2.2	3.8	(48.2)	(16.5)
Net transition obligation	–	118.4	–	104.2	–	–
Net amount recognized in accumulated other comprehensive loss	$482.0	$121.6	$357.3	$107.3	$(17.2)	$9.3

Pretax amounts recognized in Other comprehensive income (loss)

The following table sets forth the pretax amounts recognized in “Other comprehensive income (loss)”:

	Pension Benefits						U.S. Postretirement Health Benefits

	2011		2010		2009		2011	2010	2009
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Net actuarial loss (gain)	$133.6	$18.1	$15.9	$30.1	$25.1	$(52.7)	$7.0	$1.9	$5.3
Prior service cost (credit)	–	–	.8	.2	–	(.3)	(34.1)	–	–
Net amount recognized in other comprehensive income (loss)	$133.6	$18.1	$16.7	$30.3	$25.1	$(53.0)	$(27.1)	$1.9	$5.3

Components of net periodic benefit cost

The following table sets forth the components of net periodic benefit cost recorded in income from continuing operations:

	Pension Benefits						U.S. Postretirement Health Benefits

	2011		2010		2009		2011	2010	2009
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Service cost	$.3	$10.5	$19.1	$8.6	$15.5	$10.9	$1.3	$1.2	$.8
Interest cost	40.2	26.3	32.2	23.8	31.7	25.0	1.7	1.6	1.6
Expected return on plan assets	(45.7)	(24.9)	(38.9)	(25.7)	(39.7)	(26.6)	–	–	–
Recognized net actuarial loss	8.5	4.0	16.2	2.3	7.6	2.0	1.9	1.3	1.2
Amortization of prior service cost	.4	.4	.6	.4	.7	.5	(2.5)	(1.6)	(1.6)
Amortization of transition asset	–	(.5)	–	(.5)	–	(.6)	–	–	–
Recognized (gain) loss on curtailment	–	(.2)	2.4	(.9)	–	–	–	–	–
Recognized (gain) loss on settlement (1)	–	(.1)	–	.4	.7	.2	–	–	–
Net periodic benefit cost	$3.7	$15.5	$31.6	$8.4	$16.5	$11.4	$2.4	$2.5	$2.0

(1)	Represented settlement events in Belgium and Korea in 2010.

Weighted-average assumptions used for determining net periodic cost

The following table sets forth the weighted-average assumptions used for determining net periodic cost:

	Pension Benefits							U.S. Postretirement Health Benefits

	2011		2010			2009		2011	2010	2009
	U.S.	Int’l	U.S.		Int’l	U.S.	Int’l

Discount rate	5.50%	5.24%	6.00	%(1)	5.72%	6.60%	5.74%	5.25%	5.50%	6.60%
Expected long-term rate of return on plan assets	8.00	5.48	8.75		6.23	8.75	6.51	–	–	–
Rate of increase in future compensation levels	–	2.95	3.59		2.99	3.59	2.59	–	–	–

(1)	The ADPP and BRP were remeasured on August 1, 2010 at 5.40% to reflect the plan freezes effective December 31, 2010.

Future Benefit Payments

Benefit payments, which reflect expected future service, are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int’l

2012	$ 43.3	$ 17.7	$ 3.0
2013	44.8	18.5	2.6
2014	46.1	19.8	2.0
2015	47.5	20.9	1.5
2016	48.8	22.9	1.1
2017 — 2021	272.5	137.6	2.4

Estimated Amortization Amounts in Accumulated Other Comprehensive Income

The Company’s estimates of fiscal year 2012 amortization of amounts included in accumulated other comprehensive loss are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int’l

Net actuarial loss	$13.7	$3.3	$ 2.4
Prior service cost (credit)	.4	.4	(4.8)
Net transition asset	–	(.5)	–
Net amount to be recognized	$14.1	$3.2	$ (2.4)